Bank Loans, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2026
Bank Loans, Current and Non-Current [Abstract]
Schedule of Bank Loans Represent the Amounts Due to Various Banks

Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30, 2026 and December 31, 2025, bank loans consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Short-term bank loans:
Loan from China Citic Bank	$-	$2,860
Loan from Huaxia Bank	-	2,145
Loan from China Construction Bank	1,474	1,430
	$1,474	$6,435